Income Taxes - Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Balance of unrecognized tax benefits as at beginning of the year	$ 6,779	$ 7,037	$ 3,692
Decreases for positions related to prior years	(3,082)	(258)	(336)
Increases for positions	350
Balance of unrecognized tax benefits as at end of the year	$ 4,047	$ 6,779	7,037
Dropdown Predecessor [Member]
Income Tax Contingency [Line Items]
Increase for positions			$ 3,681